NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 20,095,813	$ 19,883,212	$ 18,360,230
Less: Discount	(1,053,520)	(2,238,730)	(3,819,010)
Convertible Notes Payable,	19,042,293	17,644,482	14,541,220
Total - Convertible Notes Payable, Net of Discounts, Current Portion	19,042,293	0
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	0	17,644,482	14,541,220
Navy Capital Debenture 1 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	4,504,457	4,504,457	4,134,400
Navy Capital Debenture 2 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	1,126,114	1,126,114	1,033,600
Murray FA Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	112,613	112,613	103,496
Darling Capital Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	599,101	599,101	550,478
Sabharwal Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	168,919	168,919	155,176
Srinivasan Debenture 6 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	84,459	84,459	77,588
US Convertible Debenture 7 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 13,500,150	$ 13,287,549	$ 12,305,492